UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05549

REYNOLDS FUNDS, INC.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
 (Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 100.1% (a)
COMMON STOCKS - 99.9% (a)
Aerospace & Defense - 1.2%
The Boeing Company	4,100	$810,775
Lockheed Martin Corporation	200	55,522
		866,297
Air Freight & Logistics - 0.9%
FedEx Corporation	3,000	651,990

Airlines - 3.5%
Alaska Air Group, Inc.	1,300	116,688
Allegiant Travel Company	1,200	162,720
American Airlines Group, Inc.	6,500	327,080
China Southern Airlines Company, Ltd. - SP-ADR	3,400	140,760
Delta Air Lines, Inc.	1,600	85,984
Hawaiian Holdings, Inc.*	1,300	61,035
JetBlue Airways Corporation*	5,700	130,131
Ryanair Holdings plc - SP-ADR*	3,200	344,352
Southwest Airlines Company	15,700	975,598
Spirit Airlines, Inc.*	300	15,495
United Continental Holdings, Inc.*	1,500	112,875
		2,472,718
Auto Components - 0.1%
Autoliv, Inc.	500	54,900

Automobiles - 3.2%
Tesla, Inc.*	6,200	2,241,982

Banks - 0.2%
CIT Group, Inc.	900	43,830
JPMorgan Chase & Company	600	54,840
Signature Bank*	200	28,706
		127,376
Beverages - 0.3%
Constellation Brands, Inc., Class A	800	154,984
Monster Beverage Corporation*	1,700	84,456
		239,440
Biotechnology - 3.8%
AbbVie, Inc.	3,700	268,287
Alexion Pharmaceuticals, Inc.*	1,800	219,006
Alnylam Pharmaceuticals, Inc.*	1,500	119,640
Amgen, Inc.	1,300	223,899
Biogen, Inc.*	300	81,408
BioMarin Pharmaceutical, Inc.*	400	36,328
Bluebird Bio, Inc.*	1,400	147,070
Celgene Corporation*	900	116,883
Clovis Oncology, Inc.*	500	46,815
Incyte Corporation*	600	75,546
Intercept Pharmaceuticals, Inc.*	300	36,321
Intrexon Corporation*	700	16,863
Juno Therapeutics, Inc.*	4,500	134,505
Kite Pharma, Inc.*	1,600	165,872
Loxo Oncology, Inc.*	800	64,152
PTC Therapeutics, Inc.*	5,900	108,147
Regeneron Pharmaceuticals, Inc.*	200	98,228
Repligen Corporation*	900	37,296
Sage Therapeutics, Inc.*	1,000	79,640
Sarepta Therapeutics, Inc.*	1,100	37,081
Seattle Genetics, Inc.*	1,200	62,088
United Therapeutics Corporation*	1,000	129,730
Vertex Pharmaceuticals, Inc.*	3,000	386,610
		2,691,415
Building Products - 0.2%
Masco Corporation	2,700	103,167

Capital Markets - 1.6%
CBOE Holdings, Inc.	1,600	146,240
The Charles Schwab Corporation	1,000	42,960
CME Group, Inc.	800	100,192
E*TRADE Financial Corporation*	900	34,227
The Goldman Sachs Group, Inc.	2,100	465,990
Intercontinental Exchange, Inc.	700	46,144
Invesco, Ltd.	1,200	42,228
KKR & Company L.P.	1,400	26,040
Moody's Corporation	400	48,672
Raymond James Financial, Inc.	900	72,198
State Street Corporation	400	35,892
T. Rowe Price Group, Inc.	500	37,105
TD Ameritrade Holding Corporation	300	12,897
		1,110,785
Chemicals - 0.1%
Eastman Chemical Company	500	41,995

Commercial Services & Supplies - 0.7%
Cintas Corporation	1,300	163,852
Copart, Inc.*	5,400	171,666
Waste Connections, Inc.	1,300	83,746
Waste Management, Inc.	1,400	102,690
		521,954
Communications Equipment - 0.8%
Acacia Communications, Inc.*	400	16,588
Motorola Solutions, Inc.	2,900	251,546
Palo Alto Networks, Inc.*	1,200	160,572
Sierra Wireless, Inc.*	800	22,480
Ubiquiti Networks, Inc.*	2,200	114,334
		565,520
Construction Materials - 0.1%
Vulcan Materials Company	700	88,676

Consumer Finance - 0.1%
American Express Company	600	50,544
Credit Acceptance Corporation*	100	25,714
		76,258
Consumer Services - Diversified - 0.4%
H&R Block, Inc.	1,500	46,365
New Oriental Education & Technology Group, Inc. - SP-ADR*	1,900	133,931
TAL Education Group - ADR	600	73,386
		253,682
Containers & Packaging - 0.1%
International Paper Company	900	50,949

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corporation, Class A	1,500	110,730
Corning, Inc.	4,600	138,230
IPG Photonics Corporation*	500	72,550
Sanmina Corporation*	1,200	45,720
TE Connectivity, Ltd.	2,200	173,096
Tech Data Corporation*	600	60,600
Trimble, Inc.*	1,000	35,670
Universal Display Corporation	1,200	131,100
VeriFone Systems, Inc.*	3,200	57,920
Zebra Technologies Corporation, Class A*	400	40,208
		865,824
Food & Staples Retailing - 3.0%
Costco Wholesale Corporation	13,000	2,079,090
Wal-Mart Stores, Inc.	700	52,976
		2,132,066
Food Products - 0.2%
The Hain Celestial Group, Inc.*	900	34,938
Sanderson Farms, Inc.	300	34,695
Tyson Foods, Inc., Class A	800	50,104
		119,737
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	3,300	160,413
ABIOMED, Inc.*	2,000	286,600
Align Technology, Inc.*	2,800	420,336
Baxter International, Inc.	7,300	441,942
Becton, Dickinson and Company	900	175,599
Boston Scientific Corporation*	2,900	80,388
C.R. Bard, Inc.	200	63,222
Danaher Corporation	500	42,195
Dentsply Sirona, Inc.	900	58,356
Edwards Lifesciences Corporation*	1,900	224,656
IDEXX Laboratories, Inc.*	2,400	387,408
Intuitive Surgical, Inc.*	200	187,074
Medtronic plc	1,200	106,500
Novocure, Ltd.*	1,600	27,680
ResMed, Inc.	1,200	93,444
Varian Medical Systems, Inc.*	3,000	309,570
Zimmer Biomet Holdings, Inc.	200	25,680
		3,091,063
Health Care Providers & Services - 2.8%
Acadia Healthcare Company, Inc.*	700	34,566
Aetna, Inc.	3,000	455,490
AmerisourceBergen Corporation	1,400	132,342
Anthem, Inc.	1,400	263,382
Cardinal Health, Inc.	600	46,752
Centene Corporation*	1,873	149,615
Express Scripts Holding Company*	1,200	76,608
HCA Holdings, Inc.*	1,100	95,920
Humana, Inc.	100	24,062
McKesson Corporation	400	65,816
Quest Diagnostics, Inc.	3,400	377,944
UnitedHealth Group, Inc.	700	129,794
Universal Health Services, Inc., Class B	400	48,832
WellCare Health Plans, Inc.*	300	53,868
		1,954,991
Health Care Technology - 0.1%
athenahealth, Inc.*	300	42,165
Cerner Corporation*	700	46,529
		88,694
Hotels, Restaurants & Leisure - 5.6%
Bob Evans Farms, Inc.	2,400	172,392
Carnival Corporation	700	45,899
Darden Restaurants, Inc.	1,600	144,704
Domino's Pizza, Inc.	1,200	253,836
Hilton Worldwide Holdings, Inc.	700	43,295
Hyatt Hotels Corporation, Class A*	800	44,968
Jack in the Box, Inc.	300	29,550
Las Vegas Sands Corporation	5,700	364,173
Marriott International, Inc., Class A	1,880	188,583
McDonald's Corporation	3,600	551,376
MGM Resorts International	17,100	535,059
Norwegian Cruise Line Holdings, Ltd.*	800	43,432
Papa John's International, Inc.	3,900	279,864
Shake Shack, Inc., Class A*	600	20,928
Starbucks Corporation	9,500	553,945
Texas Roadhouse, Inc.	800	40,760
The Wendy's Company	4,500	69,795
Wynn Resorts, Ltd.	1,200	160,944
Yum! Brands, Inc.	5,600	413,056
		3,956,559
Household Durables - 1.0%
iRobot Corporation*	3,800	319,732
KB Home	1,700	40,749
SodaStream International, Ltd.*	1,400	74,928
Sony Corporation - SP-ADR	6,700	255,873
		691,282
Household Products - 0.4%
Church & Dwight Company, Inc.	2,800	145,264
The Clorox Company	1,000	133,240
		278,504
Industrial Conglomerates - 0.7%
3M Company	2,100	437,199
Honeywell International, Inc.	400	53,316
		490,515
Insurance - 0.5%
Aflac, Inc.	1,300	100,984
Hanover Insurance Group, Inc.	400	35,452
MetLife, Inc.	700	38,458
Willis Towers Watson plc	1,000	145,460
		320,354
Internet & Direct Marketing Retail - 13.9%
Amazon.com, Inc.*	6,600	6,388,800
Ctrip.com International, Ltd. - ADR*	2,200	118,492
Expedia, Inc.	3,505	522,070
JD.com, Inc. - ADR*	4,800	188,256
Netflix, Inc.*	8,400	1,255,044
The Priceline Group, Inc.*	700	1,309,364
		9,782,026
Internet Software & Services - 16.9%
Alibaba Group Holding, Ltd. - SP-ADR*	18,200	2,564,380
Alphabet, Inc., Class A*	1,700	1,580,456
Alphabet, Inc., Class C*	4,300	3,907,539
Autohome, Inc. - ADR*	800	36,288
Baidu, Inc. - SP-ADR*	3,900	697,554
eBay, Inc.*	5,100	178,092
Facebook, Inc., Class A*	9,800	1,479,604
Momo, Inc. - SP-ADR*	1,500	55,440
NetEase, Inc. - ADR	500	150,315
Stamps.com, Inc.*	900	139,387
Tencent Holdings, Ltd. - ADR	7,900	284,084
Twilio, Inc., Class A*	1,400	40,754
VeriSign, Inc.*	900	83,664
WebMD Health Corporation*	1,400	82,110
Yelp, Inc.*	1,500	45,030
Zillow Group, Inc., Class C*	10,600	519,506
		11,844,203
IT Services - 4.9%
Accenture plc, Class A	700	86,576
Alliance Data Systems Corporation	400	102,676
Amdocs, Ltd.	2,000	128,920
Automatic Data Processing, Inc.	300	30,738
DXC Technology Company	900	69,048
First Data Corporation*	5,200	94,640
Fiserv, Inc.*	900	110,106
Gartner, Inc.*	2,400	296,424
International Business Machines Corporation	600	92,298
MasterCard, Inc., Class A	6,600	801,570
PayPal Holdings, Inc.*	6,400	343,488
Teradata Corporation*	1,900	56,031
Visa, Inc., Class A	13,000	1,219,140
		3,431,655
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	5,200	308,412
ICON plc*	400	39,116
Illumina, Inc.*	500	86,760
PAREXEL International Corporation*	300	26,073
QIAGEN N.V.*	5,200	174,356
Thermo Fisher Scientific, Inc.	200	34,894
Waters Corporation*	1,300	238,992
		908,603
Machinery - 1.0%
Barnes Group, Inc.	900	52,677
Illinois Tool Works, Inc.	900	128,925
Ingersoll-Rand plc	300	27,417
The Middleby Corporation*	800	97,208
Nordson Corporation	400	48,528
Snap-On, Inc.	600	94,800
Terex Corporation	800	30,000
The Toro Company	3,000	207,870
WABCO Holdings, Inc.*	200	25,502
		712,927
Media - 0.9%
Comcast Corporation, Class A	13,500	525,420
DISH Network Corporation, Class A*	700	43,932
Nexstar Media Group, Inc., Class A	300	17,940
Scripps Networks Interactive, Inc., Class A	700	47,817
Sirius XM Holdings, Inc.	4,000	21,880
		656,989
Metals & Mining - 0.1%
Nucor Corporation	700	40,509
United States Steel Corporation	2,300	50,922
		91,431
Multiline Retail - 0.4%
Big Lots, Inc.	1,000	48,300
Dillard's, Inc., Class A	1,200	69,228
Dollar General Corporation	600	43,254
Dollar Tree, Inc.*	600	41,952
Kohl's Corporation	600	23,202
Nordstrom, Inc.	600	28,698
		254,634
Oil, Gas & Consumable Fuels - 0.0%
Marathon Petroleum Corporation	600	31,398

Personal Products - 0.0%
Herbalife, Ltd.*	400	28,532

Pharmaceuticals - 2.0%
Allergan plc	200	48,618
AstraZeneca plc - SP-ADR	500	17,045
Bristol-Myers Squibb Company	2,500	139,300
Dr. Reddy's Laboratories, Ltd. - ADR	500	21,070
Eli Lilly and Company	1,900	156,370
Endo International plc*	2,200	24,574
GlaxoSmithKline plc - SP-ADR	900	38,808
GW Pharmaceuticals plc - ADR*	400	40,100
Jazz Pharmaceuticals plc*	700	108,850
Johnson & Johnson	2,700	357,183
Merck & Company, Inc.	2,100	134,589
Mylan N.V.*	1,200	46,584
Pfizer, Inc.	5,000	167,950
Teva Pharmaceutical Industries, Ltd. - SP-ADR	900	29,898
Valeant Pharmaceuticals International, Inc.*	4,700	81,310
		1,412,249
Professional Services - 0.3%
51job, Inc. - ADR*	600	26,838
Equifax, Inc.	900	123,678
ManpowerGroup, Inc.	400	44,660
Verisk Analytics, Inc., Class A*	500	42,185
		237,361
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	1,200	43,680

REITs - 0.3%
Extra Space Storage, Inc.	600	46,800
SBA Communications Corporation, Class A*	1,100	148,390
		195,190
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc.*	8,300	103,584
Analog Devices, Inc.	2,657	206,715
Applied Materials, Inc.	16,200	669,222
ASML Holding N.V.	300	39,093
Broadcom, Ltd.	200	46,610
Cavium, Inc.*	600	37,278
Cirrus Logic, Inc.*	1,500	94,080
First Solar, Inc.*	2,700	107,676
Impinj, Inc.*	1,200	58,380
Integrated Device Technology, Inc.*	1,500	38,685
KLA-Tencor Corporation	3,700	338,587
Lam Research Corporation	900	127,287
Marvell Technology Group, Ltd.	2,600	42,952
Maxim Integrated Products, Inc.	4,900	220,010
Microchip Technology, Inc.	3,900	301,002
Micron Technology, Inc.*	6,000	179,160
Microsemi Corporation*	400	18,720
NVIDIA Corporation	2,200	318,032
NXP Semiconductors N.V.*	400	43,780
QUALCOMM, Inc.	800	44,176
Skyworks Solutions, Inc.	2,500	239,875
Synaptics, Inc.*	800	41,368
Taiwan Semiconductor Manufacturing Company, Ltd. - SP-ADR	3,800	132,848
Teradyne, Inc.	9,600	288,288
Texas Instruments, Inc.	2,200	169,246
Xilinx, Inc.	4,600	295,872
		4,202,526
Software - 6.6%
Activision Blizzard, Inc.	1,500	86,355
Adobe Systems, Inc.*	5,700	806,208
Autodesk, Inc.*	7,400	746,068
Blackbaud, Inc.	1,900	162,925
Cadence Design Systems, Inc.*	8,700	291,363
Check Point Software Technologies, Ltd.*	3,300	359,964
CyberArk Software, Ltd.*	1,900	94,905
Electronic Arts, Inc.*	400	42,288
Fair Isaac Corporation	300	41,823
Intuit, Inc.	600	79,686
Microsoft Corporation	9,400	647,942
Oracle Corporation	4,600	230,644
Pegasystems, Inc.	1,200	70,020
Red Hat, Inc.*	1,400	134,050
Salesforce.com, Inc.*	6,200	536,920
Take-Two Interactive Software, Inc.*	700	51,366
The Ultimate Software Group, Inc.*	400	84,024
VMware, Inc., Class A*	1,800	157,374
		4,623,925
Specialty Retail - 2.3%
AutoZone, Inc.*	200	114,092
Best Buy Company, Inc.	400	22,932
Cabela's, Inc.*	800	47,536
Five Below, Inc.*	1,200	59,244
The Home Depot, Inc.	4,800	736,320
Lowe's Companies, Inc.	700	54,271
RH*	6,500	419,380
Ross Stores, Inc.	1,000	57,730
Tiffany & Company	900	84,483
Ulta Beauty, Inc.*	100	28,734
		1,624,722
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	23,400	3,370,068
HP, Inc.	7,900	138,092
Seagate Technology plc	1,000	38,750
Stratasys, Ltd.*	1,700	39,627
Western Digital Corporation	900	79,740
		3,666,277
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corporation*	600	40,956
Under Armour, Inc., Class C*	1,209	24,373
		65,329
Thrifts & Mortgage Finance - 0.1%
LendingTree, Inc.*	200	34,440

Tobacco - 0.1%
Philip Morris International, Inc.	400	46,980

Trading Companies & Distributors - 0.1%
Fastenal Company	400	17,412
W.W. Grainger, Inc.	100	18,053
		35,465
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	800	48,496

TOTAL COMMON STOCKS (cost $53,826,010)		70,127,731

SHORT-TERM INVESTMENTS - 0.2% (a)
MONEY MARKET FUNDS - 0.2% (a)
Fidelity Institutional Government Portfolio, Institutional Share Class, 0.810%^	149,465	149,465
TOTAL MONEY MARKET FUNDS
(cost $149,465)		149,465
TOTAL INVESTMENTS - 100.1%
(cost $53,975,475)		70,277,196
Cash and receivables, less liabilities - (0.1)% (a)		(95,641)
TOTAL NET ASSETS - 100.0%		$70,181,555

*	Non-income producing security.
^	Rate shown in the 7-day effective yield June 30, 2017.
(a)	Percentages for the various classifications relate to net assets.
ADR -	Unsponsored American Depositary Receipt
N.V. -	Dutch Public Limited Liability Company
plc -	Public Limited Company
REITs -	Real Estate Investment Trust
SP-ADR -	Sponsored American Depositary Receipt

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC. For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:
Cost of investments	$53,975,475
Gross unrealized appreciation	16,843,141
Gross unrealized depreciation	(541,420)
Net unrealized appreciation	$16,301,721

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”), or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2017, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stock	$70,127,731
Money Market Funds	149,465
Total Level 1	70,277,196
Level 2 - None	-
Level 3 - None	-
Total	$70,277,196

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. For the period ended June 30, 2017, there were no transfers between levels. The Fund did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Reynolds Blue Chip Growth Fund

By (Signature and Title)      /s/ Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    8/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    8/10/2017

* Print the name and title of each signing officer under his or her signature.